Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

9. Leases

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2022 and 2023, there was no leases that have not yet commenced.

The following represents the aggregate right-of-use assets and related lease liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Operating lease right-of-use assets	14,723	10,249
Short-term operating lease liabilities	(7,676)	(3,951)
Long-term operating lease liabilities	(6,226)	(5,398)
Total operating leased liabilities	(13,902)	(9,349)

The weighted average lease term and weighted average discount rate as of December 31, 2021, 2022 and 2023 were as follows:

	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Weighted average lease term:
Operating leases	3.45	2.52	3.02
Weighted average discount rate:
Operating leases	5.24%	4.08%	3.91%

The components of lease expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	11,984	9,013	8,880
Cost of other leases with period less than one year	1,317	1,949	1,194
Total	13,301	10,962	10,074

Supplemental cash flow information related to leases for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	11,512	5,065	8,984
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	16,305	8,787	5,602

Maturities of lease liabilities at December 31, 2023:

December 31, 2023
RMB
2024	4,261
2025	2,867
2026	1,325
2027	1,432
Total remaining undiscounted lease payments	9,885
Less: interest	(536)
Total present value of operating lease liabilities	9,349
Less: short-term operating lease liabilities	(3,951)
Long-term operating lease liabilities	5,398